Employee Benefits Plans	10 Months Ended
Jan. 01, 2011
Employee Benefits Plans [Abstract]
Employee Benefits Plans
L. EMPLOYEE BENEFIT PLANS
EMPLOYEE STOCK OWNERSHIP PLAN (“ESOP”) Most U.S. employees, aside from Black & Decker employees, may contribute from 1% to 15% of their eligible compensation to a tax-deferred 401(k) savings plan, subject to restrictions under tax laws. Employees generally direct the investment of their own contributions into various investment funds. In 2010 and 2008, an employer match benefit was provided under the plan equal to one-half of each employee’s tax-deferred contribution up to the first 7% of their compensation. In 2009, an employer match benefit was provided under the plan equal to one-quarter of each employee’s tax-deferred contribution up to the first 7% of their compensation. Participants direct the entire employer match benefit such that no participant is required to hold the Company’s common stock in their 401(k) account. The employer match benefit totaled $8.8 million, $3.9 million and $10.4 million, in 2010, 2009 and 2008, respectively. In addition to the regular employer match, in 2009 the Company made an additional $0.9 million contribution to employees’ accounts based on 2009 forfeitures and a surplus resulting from appreciation of the Company’s share value.
In addition, approximately 3,300 U.S. salaried and non-union hourly employees are eligible to receive a non-contributory benefit under the Cornerstone plan. Cornerstone benefit allocations range from 3% to 9% of eligible employee compensation based on age. Approximately 1,100 U.S. employees are eligible to receive an additional average 1.6% contribution actuarially designed to replace previously curtailed pension benefits. Allocations for benefits earned under the Cornerstone plan, which were suspended in 2009, were $13.7 million in 2010 and $15.6 million in 2008. Assets held in participant Cornerstone accounts are invested in target date retirement funds which have an age-based allocation of investments.
Shares of the Company’s common stock held by the ESOP were purchased with the proceeds of external borrowings in 1989 and borrowings from the Company in 1991 (“1991 internal loan”). The external ESOP borrowings, which were fully repaid in 2009, were guaranteed by the Company and were included in Long-term debt. Shareowners’ equity reflects a reduction equal to the cost basis of unearned (unallocated) shares purchased with the internal and the external borrowings.
The Company accounts for the ESOP under ASC 718-40, “Compensation — Stock Compensation — Employee Stock Ownership Plans”. Net ESOP activity recognized is comprised of the cost basis of shares released, the cost of the aforementioned Cornerstone and 401(k) match defined contribution benefits, interest expense on the external 1989 borrowing, less the fair value of shares released and dividends on unallocated ESOP shares. The Company’s net ESOP activity resulted in expense of $3.4 million in 2010, income of $8.0 million in 2009 and expense of $10.6 million in 2008. ESOP expense is affected by the market value of the Company’s common stock on the monthly dates when shares are released. The market value of shares released averaged $58.56 per share in 2010, $39.37 per share in 2009 and $43.65 per share in 2008.
Unallocated shares are released from the trust based on current period debt principal and interest payments as a percentage of total future debt principal and interest payments. Dividends on both allocated and unallocated shares may be used for debt service and to credit participant accounts for dividends earned on allocated shares. Dividends paid on the shares acquired with the 1991 internal loan were used solely to pay internal loan debt service in all periods. Dividends on ESOP shares, which are charged to shareowners’ equity as declared, were $9.7 million in 2010, $10.3 million in 2009 and $9.7 million in 2008, net of the tax benefit which is recorded within equity. Dividends on ESOP shares were utilized entirely for debt service in all years. Interest costs incurred by the ESOP on the 1989 external debt, which matured in 2009, amounted to $0.2 million in 2008 and were nominal in 2009. Interest costs incurred by the ESOP on the 1991 internal loan, which have no earnings impact, were $7.6 million, $8.1 million and $8.4 million for 2010, 2009 and 2008, respectively. Both allocated and unallocated ESOP shares are treated as outstanding for purposes of computing earnings per share. As of January 1, 2011, the cumulative number of ESOP shares allocated to participant accounts was 11,550,815, of which participants held 2,844,002 shares, and the number of unallocated shares was 4,014,241. At January 1, 2011, there were 31,553 released shares in the ESOP trust holding account pending allocation. The Company made cash contributions totaling $1.3 million in 2010, $11.4 million in 2009 and $15.6 million in 2008.
PENSION AND OTHER BENEFIT PLANS — The Company sponsors pension plans covering most domestic hourly and certain executive employees, and approximately 16,400 foreign employees. Benefits are generally based on salary and years of service, except for U.S. collective bargaining employees whose benefits are based on a stated amount for each year of service.
The Company contributes to multi-employer plans for certain collective bargaining U.S. employees. In addition, various other defined contribution plans are sponsored worldwide, including a tax-deferred 401(k) savings plan covering substantially all Black & Decker U.S. employees. The expense for such defined contribution plans, aside from the earlier discussed ESOP plans, follows:

(Millions of Dollars)	2010	2009	2008
Multi-employer plan expense	$0.6	$0.5	$0.6
Other defined contribution plan expense	$16.4	$3.3	$5.0
Both the defined contribution expense and the net periodic pension expense increased significantly in 2010 as compared to the prior years due to the Merger.
The components of net periodic pension expense are as follows:

	U.S. Plans			Non-U.S. Plans
(Millions of Dollars)	2010	2009	2008	2010	2009	2008
Service cost	$18.1	$2.6	$2.7	$12.8	$3.8	$4.7
Interest cost	61.2	9.8	9.8	44.7	13.3	15.4
Expected return on plan assets	(52.5)	(6.7)	(10.3)	(39.8)	(14.9)	(19.0)
Amortization of prior service cost	1.0	1.2	1.4	0.2	0.1	0.1
Transition amount amortization	—	—	—	0.1	0.1	0.1
Actuarial loss amortization	2.0	2.9	—	4.1	2.4	3.9
Settlement /curtailment loss (gain)	(9.1)	1.2	—	(2.3)	(1.7)	1.0

Net periodic pension expense	$20.7	$11.0	$3.6	$19.8	$3.1	$6.2

The Company provides medical and dental benefits for certain retired employees in the United States. Approximately 9,300 participants are covered under these plans. Net periodic post-retirement benefit expense was comprised of the following elements:

	Other Benefit Plans
(Millions of Dollars)	2010	2009	2008
Service cost	$1.3	$0.8	$1.0
Interest cost	4.6	1.3	1.4
Amortization of prior service cost	(0.2)	(0.2)	(0.2)
Actuarial loss amortization	(0.1)	(0.1)	(0.3)
Settlement /curtailment gain	(7.2)	—	—

Net periodic pension expense (income)	$(1.6)	$1.8	$1.9

Changes in plan assets and benefit obligations recognized in other comprehensive income in 2010 are as follows:

(Millions of Dollars)	2010
Current year actuarial loss	$47.5
Amortization of actuarial loss	(64.6)
Current year prior service credit	(8.7)
Amortization of prior service costs	(1.6)
Amortization of transition obligation	(0.1)
Currency /other	(1.7)

Total gain recognized in other comprehensive income (pre-tax)	$(29.2)

The amounts in Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit costs during 2011 total $5.8 million, representing amortization of $5.6 million of actuarial loss, $0.1 million of prior service cost, and $0.1 million of transition obligation.
The changes in the pension and other post-retirement benefit obligations, fair value of plan assets, as well as amounts recognized in the Consolidated Balance Sheets, are shown below:

	U.S. Plans		Non-U.S. Plans		Other Benefits
	2010	2009	2010	2009	2010	2009
Change in benefit obligation
Benefit obligation at end of prior year	$176.1	$166.9	$256.6	$217.2	$23.0	$23.0
Service cost	18.1	2.6	12.8	3.8	1.3	0.8
Interest cost	61.2	9.8	44.7	13.3	4.6	1.3
Settlements/curtailments	(65.6)	0.4	(14.1)	(6.9)	(11.0)	—
Actuarial loss	81.6	5.5	13.0	20.1	3.9	0.7
Plan amendments	2.0	0.3	3.3	—	(13.9)	—
Foreign currency exchange rates	—	—	9.3	22.6	0.2	—
Participant contributions	—	—	0.8	—	—	—
Acquisitions, divestitures and other	1,181.7	0.3	706.6	1.1	90.4	—
Benefits paid	(64.6)	(9.7)	(45.9)	(14.6)	(11.6)	(2.8)

Benefit obligation at end of year	$1,390.5	$176.1	$987.1	$256.6	$86.9	$23.0

Change in plan assets
Fair value of plan assets at end of prior year	$108.7	$90.5	$210.8	$174.9	$—	$—
Actual return on plan assets	86.9	21.0	51.2	26.8	—	—
Participant contributions	—	—	0.8	—	—	—

	U.S. Plans		Non-U.S. Plans		Other Benefits
	2010	2009	2010	2009	2010	2009
Employer contributions	212.6	6.9	52.4	7.7	11.6	2.8
Settlements	—	—	(7.3)	(4.6)	—	—
Foreign currency exchange rate changes	—	—	11.0	20.2	—	—
Acquisitions, divestitures and other	688.5	—	446.1	0.2	—	—
Benefits paid	(64.6)	(9.7)	(45.9)	(14.6)	(11.6)	(2.8)

Fair value of plan assets at end of plan year	$1,032.1	$108.7	$719.1	$210.8	$—	$—

Funded status — assets less than benefit obligation	$(358.4)	$(67.4)	$(268.0)	$(45.8)	$(86.9)	$(23.0)
Unrecognized prior service cost (credit)	5.4	4.8	3.3	0.4	(14.6)	(0.9)
Unrecognized net actuarial loss	24.9	35.7	70.9	79.1	1.4	1.2
Unrecognized net transition liability	—	—	0.4	0.6	—	—

Net amount recognized	$(328.1)	$(26.9)	$(193.4)	$34.3	$(100.1)	$(22.7)

Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	$0.2	$—	$4.8	$4.4	$—	$—
Current benefit liability	(56.9)	(2.7)	(8.1)	(1.2)	(10.5)	(2.0)
Non-current benefit liability	(301.7)	(64.7)	(264.7)	(49.0)	(76.4)	(21.0)

Net liability recognized	$(358.4)	$(67.4)	$(268.0)	$(45.8)	$(86.9)	$(23.0)

Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	$5.4	$4.8	$3.3	$0.4	$(14.6)	$(0.9)
Actuarial loss	24.9	35.7	70.9	79.1	1.4	1.2
Transition liability	—	—	0.4	0.6	—	—

	$30.3	$40.5	$74.6	$80.1	$(13.2)	$0.3

Net amount recognized	$(328.1)	$(26.9)	$(193.4)	$34.3	$(100.1)	$(22.7)

During the fourth quarter of 2010, certain Black & Decker U.S. and U.K pension plans, as well as the U.S. retiree health benefit plan were curtailed resulting in curtailment gains of $20 million as disclosed in the tables above. In 2010, the increase in the U.S. projected benefit obligation from actuarial losses primarily pertains to the discount rate used to measure the pension liabilities along with investment experience for the largest Black & Decker plan; these actuarial losses were largely recognized as part of the curtailment impact recorded for the plan such that there is no significant impact on the ending projected benefit obligation.
The accumulated benefit obligation for all defined benefit pension plans was $2,334.8 million at January 1, 2011 and $412.1 million at January 2, 2010. Information regarding pension plans in which accumulated benefit obligations exceed plan assets follows:

	U.S. Plans		Non-U.S. Plans
(Millions of Dollars)	2010	2009	2010	2009
Projected benefit obligation	$1,376.7	$176.1	$927.5	$215.9
Accumulated benefit obligation	$1,373.9	$174.7	$890.7	$200.9
Fair value of plan assets	$1,018.1	$108.7	$655.8	$165.7
Information regarding pension plans in which projected benefit obligations (inclusive of anticipated future compensation increases) exceed plan assets follows:

	U.S. Plans		Non-U.S. Plans
(Millions of Dollars)	2010	2009	2010	2009
Projected benefit obligation	$1,376.7	$176.1	$943.0	$215.9
Accumulated benefit obligation	$1,373.9	$174.7	$904.5	$200.9
Fair value of plan assets	$1,018.1	$108.7	$670.2	$165.7
The major assumptions used in valuing pension and post-retirement plan obligations and net costs were as follows:

	Pension Benefits						Other Benefits
	U.S. Plans			Non-U.S. Plans			U.S. Plans
	2010	2009	2008	2010	2009	2008	2010	2009	2008
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	5.25%	5.75%	6.0%	5.25%	5.75%	6.0%	4.5%	5.5%	6.25%
Rate of compensation increase	6.0%	6.0%	6.0%	4.0%	4.25%	3.5%	3.75%	4.0%	4.0%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.75%	6.0%	6.5%	5.75%	6.0%	5.5%	5.50%	6.25%	6.25%
Rate of compensation increase	3.75%	6.0%	6.0%	4.25%	3.5%	3.75%	4.0%	4.0%	4.0%
Expected return on plan assets	7.5%	7.5%	8.0%	6.75%	6.75%	7.5%	—	—	—
The expected long-term rate of return on plan assets is determined considering the returns projected for the various asset classes and the relative weighting for each asset class as reflected in the target asset allocation below. In addition the Company considers historical performance, the opinions of outside actuaries and other data in developing the return assumption. The Company expects to use a weighted-average long-term rate of return assumption of 7.0% for both the U.S. and the non-U.S. plans in the determination of fiscal 2011 net periodic benefit expense.
PENSION PLAN ASSETS — Plan assets are invested in equity securities, government and corporate bonds and other fixed income securities, money market instruments and insurance contracts. The Company’s worldwide asset allocations at January 1, 2011 and January 2, 2010 by asset category and the level of the valuation inputs within the fair value hierarchy established by ASC 820 are as follows:

Asset Category	2010	Level 1	Level 2
Cash and cash equivalents	$18.1	$1.2	$16.9
Equity securities
U.S. equity securities	513.2	7.2	506.0
Foreign equity securities	513.4	24.6	488.8
Fixed income securities
Government securities	281.9	9.0	272.9
Corporate securities	285.9	16.1	269.8
Mortgage-backed securities	78.0	18.4	59.6
Insurance contracts	31.4	—	31.4
Other	29.3	—	29.3

Total	$1,751.2	$76.5	$1,674.7

Asset Category	2009	Level 1	Level 2
Cash and cash equivalents	$3.0	$3.0	$—
Equity securities
U.S. equity securities	69.4	6.6	62.8
Foreign equity securities	125.8	23.1	102.7
Fixed income securities
Government securities	62.4	23.8	38.6
Corporate securities	42.7	18.7	24.0
Insurance contracts	16.2	—	16.2

Total	$319.5	$75.2	$244.3

U.S. and foreign equity securities primarily consist of companies with large market capitalizations and to a small extent mid and small capitalization securities. Government securities consist of U.S. Treasury securities and foreign government securities with deminimus default risk. Corporate fixed income securities include publicly traded U.S. and foreign investment grade and high yield securities. Mortgage-backed securities predominantly consist of U.S. holdings. Assets held in insurance contracts are invested in the general asset pools of the various insurers, mainly debt and equity securities with guaranteed returns. Other investments include diversified private equity holdings.
The Company’s investment strategy for pension plan assets includes diversification to minimize interest and market risks, and generally does not involve the use of derivative financial instruments. Plan assets are rebalanced periodically to maintain target asset allocations. Currently, the Company’s target allocations include 50%-65% in equity securities, 35%-50% in fixed income securities and up to 10% in other securities. Maturities of investments are not necessarily related to the timing of expected future benefit payments, but adequate liquidity to make immediate and medium term benefit payments is ensured.
CONTRIBUTIONS The Company’s funding policy for its defined benefit plans is to contribute amounts determined annually on an actuarial basis to provide for current and future benefits in accordance with federal law and other regulations. The Company expects to contribute approximately $140 million to its pension and other post-retirement benefit plans in 2011.
EXPECTED FUTURE BENEFIT PAYMENTS Benefit payments, inclusive of amounts attributable to estimated future employee service, are expected to be paid as follows over the next 10 years:

(Millions of Dollars)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Years 6-10
Future payments	$1,563.1	$188.7	$150.7	$149.9	$153.3	$153.5	$767.0
These benefit payments will be funded through a combination of existing plan assets and amounts to be contributed in the future by the Company.
HEALTH CARE COST TRENDS The weighted average annual assumed rate of increase in the per-capita cost of covered benefits (i.e., health care cost trend rate) is assumed to be 8.5% for 2011, reducing gradually to 4.5% by 2028 and remaining at that level thereafter. A one percentage point change in the assumed health care cost trend rate would affect the post-retirement benefit obligation as of January 1, 2011 by approximately $3 million and would have an immaterial effect on the net periodic post-retirement benefit cost.